Schedule I-Summary of Investments Other-Than-Investments in Related Parties (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	$ 3,100,500
Fair Value	3,612,636
Amount at which shown in balance sheet	3,542,696	3,491,053
Fixed maturity securities
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	2,249,891
Fair Value	2,678,688
Amount at which shown in balance sheet	2,678,688
United States Government and government agencies and authorities.
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	19,221
Fair Value	19,475
Amount at which shown in balance sheet	19,475
States, municipalities and political subdivisions
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	42,745
Fair Value	45,788
Amount at which shown in balance sheet	45,788
Foreign governments
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	19,061
Fair Value	21,824
Amount at which shown in balance sheet	21,824
Asset-backed
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	684
Fair Value	734
Amount at which shown in balance sheet	734
Commercial mortgage-backed
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	3,794
Fair Value	3,896
Amount at which shown in balance sheet	3,896
Residential mortgage-backed
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	65,090
Fair Value	72,026
Amount at which shown in balance sheet	72,026
Corporate
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	2,099,296
Fair Value	2,514,945
Amount at which shown in balance sheet	2,514,945
Equity securities
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	122,347
Fair Value	135,746
Amount at which shown in balance sheet	135,746
Common Stock
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	92
Fair Value	414
Amount at which shown in balance sheet	414
Non-redeemable preferred stocks
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	122,255
Fair Value	135,332
Amount at which shown in balance sheet	135,332
Commercial mortgage loans on real estate
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	499,814
Fair Value	569,754
Amount at which shown in balance sheet	499,814
Policy loans
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	11,663
Fair Value	11,663
Amount at which shown in balance sheet	11,663
Short-term investments
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	64,104
Fair Value	64,104
Amount at which shown in balance sheet	64,104
Collateral held/pledged under securities agreements
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	42,941
Fair Value	42,941
Amount at which shown in balance sheet	42,941
Other investments.
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	109,740
Fair Value	109,740
Amount at which shown in balance sheet	$ 109,740